Earnings per share (EPS) - Schedule of Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Basic EPS
Basic earnings from continuing operations	£ 2,182	£ 1,303		£ 1,029
Basic earnings from discontinued operations	171	337		235
Basic total earnings	£ 2,353	£ 1,640		£ 1,264
Basic EPS (continuing) (in GBP per share)	£ 0.606	£ 0.370	[1]	£ 0.297	[2]
Basic EPS (discontinuing) (in GBP per share)	0.048	0.096		0.068
Total basic earnings per share (in GBP per share)	£ 0.654	£ 0.466	[1]	£ 0.365	[2]
Weighted average number of shares – basic (in shares)	3,599	3,523		3,461
Diluted EPS
Diluted earnings from continuing operations	£ 2,182	£ 1,303		£ 1,029
Diluted earnings from discontinued operations	171	337		235
Diluted total earnings	£ 2,353	£ 1,640		£ 1,264
Diluted EPS (continuing) (in GBP per share)	£ 0.603	£ 0.368	[1]	£ 0.296	[2]
Diluted EPS (discontinuing) (in GBP per share)	0.047	0.095		0.067
Diluted EPS (in GBP per share)	£ 0.650	£ 0.463	[1]	£ 0.363	[2]
Weighted average number of shares – diluted (in shares)	3,616	3,540		3,478
Reconciliation of basic to diluted average number of shares
Weighted average number of shares – basic (in shares)	3,599	3,523		3,461
Effect of dilutive potential ordinary shares – employee share plans (in shares)	17	17		17
Weighted average number of shares – diluted (in shares)	3,616	3,540		3,478
Before exceptional items and remeasurements
Basic EPS
Basic earnings from continuing operations	£ 2,210	£ 1,293		£ 1,600
Basic earnings from discontinued operations	344	340		317
Basic total earnings	£ 2,554	£ 1,633		£ 1,917
Basic EPS (continuing) (in GBP per share)	£ 0.614	£ 0.367		£ 0.462
Basic EPS (discontinuing) (in GBP per share)	0.096	0.097		0.092
Total basic earnings per share (in GBP per share)	£ 0.710	£ 0.464		£ 0.554
Diluted EPS
Diluted earnings from continuing operations	£ 2,210	£ 1,293		£ 1,600
Diluted earnings from discontinued operations	344	340		317
Diluted total earnings	£ 2,554	£ 1,633		£ 1,917
Diluted EPS (continuing) (in GBP per share)	£ 0.611	£ 0.365		£ 0.460
Diluted EPS (discontinuing) (in GBP per share)	0.095	0.096		0.091
Diluted EPS (in GBP per share)	£ 0.706	£ 0.461		£ 0.551
Exceptional items and remeasurements
Basic EPS
Basic earnings from continuing operations	£ (28)	£ 10		£ (571)
Basic earnings from discontinued operations	(173)	(3)		(82)
Basic total earnings	£ (201)	£ 7		£ (653)
Basic EPS (continuing) (in GBP per share)	£ (0.008)	£ 0.003		£ (0.165)
Basic EPS (discontinuing) (in GBP per share)	(0.048)	(0.001)		(0.024)
Total basic earnings per share (in GBP per share)	£ (0.056)	£ 0.002		£ (0.189)
Diluted EPS
Diluted earnings from continuing operations	£ (28)	£ 10		£ (571)
Diluted earnings from discontinued operations	(173)	(3)		(82)
Diluted total earnings	£ (201)	£ 7		£ (653)
Diluted EPS (continuing) (in GBP per share)	£ (0.008)	£ 0.003		£ (0.164)
Diluted EPS (discontinuing) (in GBP per share)	(0.048)	(0.001)		(0.024)
Diluted EPS (in GBP per share)	£ (0.056)	£ 0.002		£ (0.188)

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.